Loans - Loans Modified as TDRs by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	5	21
Pre-Modification Outstanding Recorded Investment	$ 2,946	$ 8,354
Post-Modification Outstanding Recorded Investment	1,088	7,876
Real estate [Member] | Non-owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	5
Pre-Modification Outstanding Recorded Investment	478	2,710
Post-Modification Outstanding Recorded Investment	428	2,710
Real estate [Member] | Owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3
Pre-Modification Outstanding Recorded Investment		1,355
Post-Modification Outstanding Recorded Investment		1,355
Real estate [Member] | Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		7
Pre-Modification Outstanding Recorded Investment		655
Post-Modification Outstanding Recorded Investment		655
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	4
Pre-Modification Outstanding Recorded Investment	319	1,127
Post-Modification Outstanding Recorded Investment	319	1,105
Single-family residential [Member] | Real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Pre-Modification Outstanding Recorded Investment	132
Post-Modification Outstanding Recorded Investment	138
Multi-family residential [Member] | Real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	2
Pre-Modification Outstanding Recorded Investment	2,017	2,507
Post-Modification Outstanding Recorded Investment	$ 203	$ 2,051